Segment Information (Tables)	12 Months Ended
Jan. 31, 2018
Segment Reporting [Abstract]
Financial information by segment
Financial information by segment is presented in the following tables:

	Year ended January 31, 2018
(in thousands)	Retail	Credit	Total
Revenues:
Furniture and mattress	$393,853	$—	$393,853
Home appliance	337,538	—	337,538
Consumer electronic	248,727	—	248,727
Home office	80,330	—	80,330
Other	17,426	—	17,426
Product sales	1,077,874	—	1,077,874
Repair service agreement commissions	100,383	—	100,383
Service revenues	13,710	—	13,710
Total net sales	1,191,967	—	1,191,967
Finance charges and other revenues	341	323,723	324,064
Total revenues	1,192,308	323,723	1,516,031
Costs and expenses:
Cost of goods sold	720,344	—	720,344
Selling, general and administrative expense(1)	316,325	134,088	450,413
Provision for bad debts	829	216,046	216,875
Charges and credits	13,331	—	13,331
Total costs and expenses	1,050,829	350,134	1,400,963
Operating income (loss)	141,479	(26,411)	115,068
Interest expense	—	80,160	80,160
Loss on early extinguishment of debt	—	3,274	3,274
Income (loss) before income taxes	$141,479	$(109,845)	$31,634
Additional Disclosures:
Property and equipment additions	$16,876	$42	$16,918
Depreciation expense	$30,065	$741	$30,806
	January 31, 2018
(in thousands)	Retail	Credit	Total
Total assets	$344,327	$1,556,472	$1,900,799

	Year ended January 31, 2017
(in thousands)	Retail	Credit	Total
Revenues:
Furniture and mattress	$421,055	$—	$421,055
Home appliance	358,771	—	358,771
Consumer electronic	293,685	—	293,685
Home office	92,404	—	92,404
Other	20,282	—	20,282
Product sales	1,186,197	—	1,186,197
Repair service agreement commissions	113,615	—	113,615
Service revenues	14,659	—	14,659
Total net sales	1,314,471	—	1,314,471
Finance charges and other revenues	1,569	280,808	282,377
Total revenues	1,316,040	280,808	1,596,848
Costs and expenses:
Cost of goods sold	823,082	—	823,082
Selling, general and administrative expense(1)	326,078	134,818	460,896
Provision for bad debts	990	241,304	242,294
Charges and credits	6,478	—	6,478
Total costs and expenses	1,156,628	376,122	1,532,750
Operating income (loss)	159,412	(95,314)	64,098
Interest expense	—	98,615	98,615
Income (loss) before income taxes	$159,412	$(193,929)	$(34,517)
Additional Disclosures:
Property and equipment additions	$46,374	$182	$46,556
Depreciation expense	$28,063	$783	$28,846
	January 31, 2017
(in thousands)	Retail	Credit	Total
Total assets	$332,611	$1,608,523	$1,941,134

	Year ended January 31, 2016
(in thousands)	Retail	Credit	Total
Revenues:
Furniture and mattress	$409,788	$—	$409,788
Home appliance	356,634	—	356,634
Consumer electronic	312,009	—	312,009
Home office	101,365	—	101,365
Other	19,338	—	19,338
Product sales	1,199,134	—	1,199,134
Repair service agreement commissions	109,730	—	109,730
Service revenues	13,725	—	13,725
Total net sales	1,322,589	—	1,322,589
Finance charges and other revenues	1,639	288,950	290,589
Total revenues	1,324,228	288,950	1,613,178
Costs and expenses:
Cost of goods sold	833,126	—	833,126
Selling, general and administrative expense(1)	313,694	122,421	436,115
Provision for bad debts	791	221,386	222,177
Charges and credits	8,044	—	8,044
Total cost and expenses	1,155,655	343,807	1,499,462
Operating income (loss)	168,573	(54,857)	113,716
Interest expense	—	63,106	63,106
Loss from early extinguishment of debt	—	1,367	1,367
Income (loss) before income taxes	$168,573	$(119,330)	$49,243
Additional Disclosures:
Property and equipment additions	$63,262	$143	$63,405
Depreciation expense	$21,995	$711	$22,706
	January 31, 2016
(in thousands)	Retail	Credit	Total
Total assets	$314,857	$1,710,443	$2,025,300

(1)
For the years ended January 31, 2018, 2017 and 2016, the amount of overhead allocated to each segment reflected in selling, general and administrative expense was $27.6 million, $24.5 million and $16.7 million, respectively. For the years ended January 31, 2018, 2017 and 2016, the amount of reimbursement made to the retail segment by the credit segment was $37.4 million, $38.8 million and $36.4 million, respectively.